UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)	$ (11,359,127)	$ 4,375,127
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
Depreciation and amortization	597,562	592,743
Deferred tax expense	2,922	17,212
Stock-based compensation	6,328,781
Amortization of right-of-use assets	192,370	181,219
Changes in assets and liabilities:
Accounts receivable	6,554,286	(4,139,051)
Inventories	(107,862)	(2,214)
Prepayments	(5,610,132)	(4,044,770)
Deposits and other assets	(30,941)	(10,655)
Accounts payable	849,167	5,702
Contract liabilities	282,814	51,274
Lease liabilities	(203,040)	(299,861)
Accrued expenses and other payables	(220,957)	(141,643)
Taxes payable	(469,878)	(545,480)
Net cash used in operating activities	(3,194,035)	(3,960,397)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(44,610)	(484,839)
Net cash used in investing activities	(44,610)	(484,839)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	9,646,105	8,454,600
Repayments of short-term bank loans	(12,135,200)	(3,465,000)
Proceeds from long-term loan	4,963,986
Payment of long-term loan	(999,133)	(393,601)
Due to a related party	719,685	(8,433)
Payment of listing cost		(130,349)
Net cash provided by financing activities	2,195,443	4,457,217
Effect of exchange rate changes	244,495	(20,051)
Net change in cash	(798,707)	(8,070)
Cash at beginning of the period	2,970,199	1,510,484
Cash at end of the period	2,171,492	1,502,414
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	632,467	919,829
Cash paid for interest	358,215	$ 238,919
SUPPLEMENTAL DISCLOSURE OF NONCASH FLOW INFORMATION:
Stock-based compensation	$ 6,328,781